Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment
Premises and equipment at March 31, 2023 and 2024 consisted of the following:

	2023	2024
	(in millions)
Land	¥393,932	¥389,349
Buildings	800,821	798,542
Equipment and furniture	509,828	556,956
Leasehold improvements	255,712	267,614
Construction in progress	34,679	29,595
Total	1,994,972	2,042,056
Less accumulated depreciation	1,134,394	1,169,029
Premises and equipment-net	¥860,578	¥873,027